Loss per share	12 Months Ended
Oct. 31, 2018
Earnings per share [abstract]
Loss per share [Table text block]

13.      Loss per share

Basic and diluted loss per share are calculated using the following numerators and denominators:

Numerator	2018	2017	2016
Loss attributable to common shareholders	$(2,362,239)	$(4,346,200)	$(6,805,535)
Loss used in computation of basic and diluted loss per	$(2,362,239)	$(4,346,200)	$(6,805,535)

Denominator	2018	2017	2016
Weighted average number of common shares for computation of basic and diluted loss per share	237,242,674	207,131,781	199,572,966

As at October 31, 2018 and 2017, all stock options and conversion options were anti-dilutive and, therefore, are excluded from the calculation of diluted loss per share.